Segment reporting - Additional Information (Detail) - Customer One [member]	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of operating segments [line items]
Percentage of entities revenue	66.00%	0.00%	0.00%
Percentage of accounts receivable	58.00%	0.00%	0.00%